6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounts Payable And Accrued Expenses
6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts Payable

        Accounts payable were $2,186,911 and $1,682,226 as of September 30, 2014 and December 31, 2013, respectively. Such liabilities consisted of amounts due to vendors for legal expenses, mining expenditures, external audit and other expenses incurred by the Company.

Related Party Payable and Accrued Expenses

        Related party payable and accrued expenses as of September 30, 2014 and December 31, 2013 reflected the following:

	September 30, 2014	December 31, 2013
Related party payables due to Diane Cassidy for amounts paid on behalf of UREE	$3,612	$—
Related party payables due to Kevin Cassidy for amounts paid on behalf of UREE	903	—
Related party payables due to Lattimore Properties, Inc. for amounts paid on behalf of UREE	17,520	80,470
Related party payables due to Logic International Consulting Group for services	61,750	—
Related party payables due to CRE Cloud Solutions for services	1,624	—

	$85,409	$80,470

Accrued Employee Taxes

        During the years ended December 31, 2011 and 2012, the Company did not report stock-based compensation on Form 1099 or W-2, which amounted to $8,654,149 and $713,594 respectively. During the year ended December 31, 2013, the Company processed compensation to its chief executive officer as an independent contractor under Form 1099 instead of processing it as payroll under Form W-2. The Company recorded $271,602 as accounts payable as of September 30, 2014 for FICA costs for the years ended December 31, 2011, 2012 and 2013. The Company has not accrued any potential interest or penalties related to the taxes due to the Internal Revenue Service based on guidance in ASC 450-20-05-5 which requires a probability threshold for recognition of a loss contingency and that the amount of the loss be reasonably estimable. All stock-based compensation to officers, employees and independent contractors was recorded at their grant date fair market value in the financial statements for the years ended December 31, 2011, 2012 and 2013.

NOTE 6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts Payable

        Accounts payable were $1,682,226 and $1,078,903 as of December 31, 2013 and 2012, respectively. Such liabilities consisted of amounts due to vendors for legal expenses, mining expenditures, external audit and other expenses incurred by the Company.

Related Party Payable and Accrued Expenses

        Related party payable and accrued expenses as of December 31, 2013 and 2012 reflected the following:

	December 31, 2013	December 31, 2012
Related party payable due to Lattimore Properties, Inc. for amounts paid on behalf of UREE- related party	$80,470	$—
Amounts due to Logic International Consulting Group, LLC under consulting agreement- related party	—	500,000
Other amounts due to related parties	—	6,391

	$80,470	$506,391

Accrued Employee Taxes

        During the years ended December 31, 2011 and 2012, the Company did not report stock based compensation on Form 1099 or W-2, which amounted to $7,632,456 and $526,200 respectively. During the year ended December 31, 2013, the Company processed compensation to its chief executive officer as an independent contractor under Form 1099 instead of processing it as payroll under Form W-2. The Company recorded $250,000 as accounts payable as of December 31, 2013 for FICA costs for the years ended December 31, 2011-2013. The Company has not accrued any potential interest or penalties related to the taxes due to the IRS based on guidance in ASC 450-20-05-5 which requires a probability threshold for recognition of a loss contingency and that the amount of the loss be reasonably estimable. All stock-based compensation to officers, employees and independent contractors was recorded at their grant date fair market value in the financial statements for the years ended December 31, 2013, 2012 and 2011.